Related Parties (Details) - Schedule of other related party balances (Parentheticals)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
100% Subsidiary of Bioceres S.A. - Bioceres LLC [Member]
Related Parties (Details) - Schedule of other related party balances (Parentheticals) [Line Items]
Subsidiary percentage	100.00%